Income Tax / Deferred Tax - Components of (Loss)/ Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (6,084)	$ (61,050)	$ 13,493
Argentina [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(3,671)	(12,843)	129
Paraguay [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(5,572)	(10,232)	(9,619)
Uruguay [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	39,160	12,835	50,271
Panama [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(34,283)	(47,055)	(27,745)
Marshall Islands [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(1,618)	(3,356)	478
Brazil [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (100)	$ (399)	$ (21)